Merger (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
The following table presents the estimated allocation of the purchase price of the assets acquired and liabilities assumed for the acquisition by EVTDS of ADOMANI, Inc. via the reverse acquisition:

Purchase Price Allocation of ADOMANI, Inc.
Accounts receivable and other current assets	$1,680,926
Property and equipment	86,873
Right of use asset	369,987
Other assets	59,510
Goodwill	51,775,667
Accounts payable and accrued expenses	(820,389)
Lease liability	(369,987)
Notes payable	(417,540)

Purchase price, net of $3,373,332 cash acquired	$52,365,047

Unaudited Pro Forma Results

	For the years ended December 31
Pro forma combined results of operations	2021	2020
Sales	$1,740,255	$627,166
Net loss	$(10,296,024)	$(4,666,079)